Segments	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segments	Segments
The Company conducts its business through two reportable segments: Asset Management and Insurance Solutions. The Company defines operating segments by type of product and business line. The Asset Management segment comprises of a single operating segment encompassing all fee generating activities. The Insurance Solutions segment consists of two product lines within the insurance business, LTC and MYGA, that are a single reportable segment.
Segment information is utilized by the Company’s chief operating decision maker (“CODM”) to assess performance and to allocate resources. The Company’s Chief Executive Officer (“CEO”) is the CODM, who is also solely responsible for decisions related to the allocation of resources on a company-wide basis.
For each segment, the CODM uses the key measure of Segment Income to allocate resources (including employees, financial or capital resources) to that segment in the annual budget and forecasting process. The performance is measured by the Company’s CODM on an unconsolidated basis because the CODM makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation. Each reportable segment is then responsible for managing its operating results, developing products, defining strategies for services and distributions based on the profile and needs of its business and market.
Segment Income
Segment Income is the key performance measure used by the CODM in evaluating the performance of the asset management and insurance solutions segments. The CODM uses Segment Income to make key operating decisions such as the following:
•decisions related to the allocation of resources such as staffing decisions, including hiring and locations for deployment of the new hires;
•decisions related to capital deployment such as providing capital to facilitate growth for the business and/or to facilitate expansion into new businesses;
•decisions related to expenses, such as determining annual discretionary bonuses and equity-based compensation awards to its employees and/or service providers.
Segment Income is a measure of profitability and has certain limitations in that it does not take into account certain items included under U.S. GAAP. Segment Income is the sum of (i) Fee Related Earnings and (ii) Spread Related Earnings. Segment Income excludes the effects of the consolidation of each segment, taxes and related payables, and other items unique to deriving each segment’s performance metric as explained respectively below.
Segment Income may not be comparable to similarly titled measures used by other companies and is not a measure of performance calculated in accordance with U.S. GAAP. We use Segment Income as a measure of operating performance, not as a measure of liquidity. Segment Income should not be considered in isolation or as a substitute for net income or other income data prepared in accordance with U.S. GAAP. The use of Segment Income without consideration of related U.S. GAAP measures is not adequate due to the adjustments described above. Management compensates for these limitations by using Segment Income as a supplemental measure to U.S. GAAP results, to provide a more complete understanding of our performance as management measures it. A reconciliation of Segment Income to its most directly comparable U.S. GAAP measure of income (loss) before income tax provision can be found in this footnote.
Fee Related Earnings
Fee Related Earnings (“FRE”) is a component of Segment Income that is used to assess the performance of the Asset Management segment. FRE is the sum of (i) management fees, (ii) performance fees received from certain managed funds (iii) equity investment earnings related to fee generating vehicles, and (iv) interest income attributable to investment management activity, less (a) fee-related compensation, excluding equity-based compensation, and (b) other associated operating expenses, which excludes amortization of acquisition-related intangible assets and interest and other credit facility expenses.
FRE excludes non-fee generating revenues and expenses, transaction-related charges, equity-based compensation costs, the amortization of intangible assets, the operating results of VIEs that are included in the consolidated financial statements, and any other non-recurring income and expenses. In addition, FRE excludes interest and other financing costs related to the Company not attributable to any specific segment, and corporate overhead expenses incurred to support the operations of the business rather than directly fee-related. Management considers these types of costs corporate in nature, and are included only for reconciliation purposes to income (loss) before income tax (provision) benefit.
Spread Related Earnings
Spread Related Earnings (“SRE”) is a component of Segment Income that is used to assess the performance of the Insurance Solutions segment, excluding certain market volatility, which consists of investment gains (losses), other income and certain general, administrative & other expenses. For the Insurance Solutions segment, SRE equals the sum of (i) the net investment earnings on Insurance Solutions segment’s net invested assets (excluding investment earnings on funds held under reinsurance contracts and modified coinsurance agreement), less (ii) cost of funds (as described below), (iii) compensation and benefits, (iv) interest expense and (v) operating expenses.
Cost of funds includes liability costs associated with the crediting cost on MYGA liabilities as well as other liability costs. Other liability costs include DAC amortization, the cost of liabilities associated with LTC, net of reinsurance, which includes change in reserves, premiums, actual claim experience including related expenses and certain product charges related to MYGA.
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Income to Income (loss) before taxes reported in the Consolidated Statements of Operations:

For the year ended	December 31, 2024	December 31, 2023
Asset Management
Management fees	$16,758	$13,990
Incentive fees	3,198	1,283
Equity investment earnings	680	1,124
Interest income(1)	1,091	1,087
Fee-related compensation	(5,665)	(1,895)
Other operating expenses:
Administration and servicing fees	(4,290)	(1,907)
General, administrative and other	(2,693)	(4,725)
Fee related earnings	9,079	8,957
Insurance Solutions
Net investment income and realized gain (loss), net	53,477	50,202
Cost of funds	(22,269)	(22,758)
Compensation and benefits	(1,367)	(2,019)
Interest expense	(1,313)	(513)
General, administrative and other	(14,788)	(15,730)
Spread related earnings	13,740	9,182
Segment income	$22,819	$18,139
Asset Management Adjustments:
Intersegment management fee eliminations	$(5,627)	$(4,245)
Eliminations related to consolidated VIEs(2)	—	(611)
Administration and servicing fees(4)	(1,605)	(1,036)
Transaction costs	(2,174)	(3,721)
Compensation and benefits(4)	(2,173)	(1,200)
Equity-based compensation(4)	(363)	(200)
Amortization and impairment of intangible assets	(3,582)	(1,504)
Interest and other credit facility expenses	(7,001)	(5,977)
General, administrative and other(4)	(3,787)	(5,804)
Net gains (losses) from investment activities	(1,531)	(104)
Dividend income	356	584
Net revenues of consolidated VIEs(3)	—	964
Other income (loss), net	69	—
Insurance Solutions Adjustments:
Equity-based compensation(4)	(211)	(110)
Net unrealized gains (losses) from investment activities	(9,651)	(3,265)
Other income	541	1,013
Intersegment management fee eliminations	5,627	4,245
General, administrative and other(5)	(1,488)	(3,480)
Income (loss) before taxes	$(9,781)	$(6,312)
_______________
(1)Represents interest income on a loan asset related to a fee generating vehicle.
(2)Represents management fees from consolidated VIEs during the period which are eliminated on consolidation. The VIEs were deconsolidated as at December 31, 2023.
(3)Represents net income of consolidated VIEs for the period during which they were consolidated for the year ended December 31, 2023.
(4)Represents corporate overhead allocated to each segment.
(5)Represents costs incurred by the insurance segment for purposes of U.S. GAAP reporting but not the day-to-day operations of the insurance company.
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Revenue to Total revenue reported in the Consolidated Statements of Operations:

For the year ended	December 31, 2024	December 31, 2023
Segment Revenues
Asset Management	$21,727	$17,484
Insurance Solutions	53,477	50,202
Total segment revenues	75,204	67,686
Asset Management Adjustments:
Intersegment management fee eliminations	(5,627)	(4,245)
Interest income	(1,091)	(1,087)
Eliminations related to consolidated VIEs(1)	—	(611)
Insurance Solutions Adjustments:
Net Premiums	(15,479)	(17,288)
Product charges	266	134
Net gains (losses) from investment activities	(9,651)	(3,265)
Other income	541	1,013
Intersegment management fee eliminations	5,627	4,245
Total revenues	$49,790	$46,582
_______________
(1)Represents management fees from a consolidated VIE during the period which are eliminated in consolidation. The VIE was deconsolidated during the year ended December 31, 2023.
The following presents financial data for the Company’s reportable segments and the reconciliation of the Company’s total reportable segment assets to total assets reported in the Consolidated Statements of Financial Position:

As of	December 31, 2024	December 31, 2023
Segments Assets
Asset Management	$124,377	$122,192
Insurance Solutions	1,496,527	1,466,119
Total segment assets	1,620,904	1,588,311
Asset Management Adjustments:
Intersegment investments	(53,601)	(53,601)
Intersegment receivables	(5,354)	(3,606)
Total assets	$1,561,949	$1,531,104
Note 23. Segments
The Company conducts its business through two reportable segments: Asset Management and Insurance Solutions. The Company defines operating segments by type of product and business line. The Asset Management segment comprises all fee generating activities. The Insurance Solutions segment consists of two product lines within the insurance business, LTC and MYGA.
Segment information is utilized by the Company’s chief operating decision maker (“CODM”) to assess performance and to allocate resources. The Company’s Chief Executive Officer (“CEO”) is the CODM, who is also solely responsible for decisions related to the allocation of resources on a Company-wide basis.
For each segment, the CODM uses the key measure of Segment Income to allocate resources (including employees, financial or capital resources) to that segment in the annual budget and forecasting process. The performance is measured by the Company’s CODM on an unconsolidated basis because the CODM makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation. Each reportable segment is then responsible for managing its operating results, developing products, defining strategies for services and distributions based on the profile and needs of its business and market.
Segment Income
Segment Income is the key performance measure used by the CODM in evaluating the performance of the asset management and insurance solutions segments. The CODM uses Segment Income to make key operating decisions such as the following:
•decisions related to the allocation of resources such as staffing decisions, including hiring and locations for deployment of the new hires;
•decisions related to capital deployment such as providing capital to facilitate growth for the business and/or to facilitate expansion into new businesses; and
•decisions related to expenses, such as determining annual discretionary bonuses and equity-based compensation awards to its employees and/or service providers.
Segment Income is a measure of profitability and has certain limitations in that it does not take into account certain items included under U.S. GAAP. Segment Income is the sum of (i) Fee Related Earnings and (ii) Spread Related Earnings (“SRE”). Segment Income excludes the effects of the consolidation of each segment, taxes and related payables, and other items unique to deriving each segment’s performance metric as explained respectively below.
Segment Income may not be comparable to similarly titled measures used by other companies and is not a measure of performance calculated in accordance with U.S. GAAP. We use Segment Income as a measure of operating performance, not as a measure of liquidity. Segment Income should not be considered in isolation or as a substitute for net income or other income data prepared in accordance with U.S. GAAP. The use of Segment Income without consideration of related U.S. GAAP measures is not adequate due to the adjustments described above. Management compensates for these limitations by using Segment Income as a supplemental measure to U.S. GAAP results, to provide a more complete understanding of our performance as management measures it. A reconciliation of Segment Income to its most directly comparable U.S. GAAP measure of income (loss) before income tax provision can be found in this footnote.
Fee Related Earnings
Fee Related Earnings (“FRE”) is a component of Segment Income that is used to assess the performance of the Asset Management segment. FRE is the sum of (i) management fees, (ii) performance fees received from certain managed funds (iii) equity investment earnings related to fee generating vehicles, and (iv) interest income attributable to investment management activity, less (a) fee-related compensation, excluding equity-based compensation, and (b) other associated operating expenses, which excludes amortization of acquisition-related intangible assets and interest and other credit facility expenses.
FRE excludes non-fee generating revenues and expenses, transaction-related charges, equity-based compensation costs, the amortization of intangible assets, the operating results of VIEs that are included in the Condensed Consolidated Financial Statements, and any other non-recurring income and expenses. In addition, FRE excludes interest and other financing costs related to the Company not attributable to any specific segment, and corporate overhead expenses incurred to support the operations of the business rather than directly fee-related. Management considers these types of costs corporate in nature, and are included only for reconciliation purposes to income (loss) before income tax (provision) benefit.
Spread Related Earnings
SRE is a component of Segment Income that is used to assess the performance of the Insurance Solutions segment, excluding certain market volatility, which consists of investment gains (losses), other income and certain general, administrative & other expenses. For the Insurance Solutions segment, SRE equals the sum of (i) the net investment earnings on Insurance Solutions segment’s net invested assets (excluding investment earnings on funds held under reinsurance contracts and Modco agreement), less (ii) cost of funds (as described below), (iii) compensation and benefits, (iv) interest expense and (v) operating expenses.
Cost of funds includes liability costs associated with the crediting cost on MYGA liabilities as well as other liability costs. Other liability costs include DAC amortization, the cost of liabilities associated with LTC, net of reinsurance, which includes change in reserves, premiums, actual claim experience including related expenses and certain product charges related to MYGA.
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Income to Income (loss) before taxes reported in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Asset Management
Management fees	$3,471	$4,264	$12,300	$12,638
Incentive fees	431	742	1,208	2,653
Equity investment earnings	481	74	805	241
Interest income¹	275	274	814	817
Other fee-related income	262	—	262	—
Fee-related compensation	(1,175)	(1,204)	(3,777)	(3,588)
Other operating expenses:
Administration and servicing fees	(896)	(921)	(2,834)	(3,501)
General, administrative and other	(326)	(665)	(1,764)	(2,333)
Fee related earnings	2,523	2,564	7,014	6,927
Insurance Solutions
Net investment income and realized gain (loss), net	12,034	13,760	36,041	40,647
Cost of funds	(7,273)	(7,098)	(23,946)	(17,347)
Compensation and benefits	(73)	(471)	(540)	(1,120)
Interest expense	(408)	(328)	(1,143)	(984)
General, administrative and other	(3,153)	(3,692)	(9,340)	(11,609)
Spread related earnings	1,127	2,171	1,072	9,587
Segment income	$3,650	$4,735	$8,086	$16,514
Asset Management Adjustments:
Intersegment management fee eliminations	(1,620)	(1,501)	(4,400)	(4,459)
Administration and servicing fees ²	(668)	(451)	(1,779)	(1,246)
Transaction costs	(3,185)	(200)	(10,483)	(253)
Compensation and benefits ²	(861)	(577)	(1,802)	(1,627)
Equity-based compensation	(1,240)	(116)	(1,632)	(208)
Amortization and impairment of intangible assets	(8,272)	(482)	(11,071)	(1,446)
Interest and other credit facility expenses	(1,970)	(1,664)	(5,876)	(5,027)
General, administrative and other ²	(2,654)	(865)	(4,197)	(2,471)
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)
Dividend income	22	71	89	296
Other income (loss), net	(11)	69	294	69
Gain on acquisition	4,457	—	4,457	—
Insurance Solutions Adjustments:
Equity-based compensation	(885)	(70)	(1,166)	(121)
Net unrealized gains (losses) from investment activities	(746)	(2,225)	4,012	(4,406)
Other income	76	86	230	244
Intersegment management fee eliminations	1,620	1,501	4,400	4,459
General, administrative and other ³	(185)	(461)	(954)	(1,150)
Income (loss) before taxes	$(11,130)	$(2,122)	$(18,742)	$(1,918)
_______________
(1)Represents interest income on a loan asset related to a fee generating vehicle.
(2)Represents corporate overhead allocated to each segment.
(3)Represents costs incurred by the insurance segment for purposes of U.S. GAAP reporting but not the day-to-day operations of the insurance company.
The following presents financial data for the Company’s reportable segments and the reconciliation of Segment Revenue to total revenue reported in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Segment Revenues
Asset Management	$4,920	$5,354	$15,389	$16,349
Insurance Solutions	$12,034	$13,760	$36,041	$40,647
Total segment revenues	16,954	19,114	51,430	56,996
Asset Management Adjustments:
Intersegment management fee eliminations	(1,620)	(1,501)	(4,400)	(4,459)
Interest income	(275)	(274)	(814)	(817)
Other fee-related income	(262)	—	(262)	—
Insurance Solutions Adjustments:				—
Net Premiums	(4,492)	(4,084)	(12,743)	(11,414)
Product charges	184	89	1,766	196
Net gains (losses) from investment activities	(746)	(2,225)	4,012	(4,406)
Other income	76	86	230	244
Intersegment management fee eliminations	1,620	1,501	4,400	4,459
Total revenues	$11,439	$12,706	$43,619	$40,799
The following presents financial data for the Company’s reportable segments and the reconciliation of the Company’s total reportable segment assets to total assets reported in the Condensed Consolidated Statements of Financial Position:

As of	September 30, 2025	December 31, 2024
Segments Assets
Asset Management	$147,920	$124,377
Insurance Solutions	1,555,952	1,496,527
Total segment assets	1,703,872	1,620,904
Asset Management Adjustments:
Intersegment investments	(56,101)	(53,601)
Intersegment receivables	(6,585)	(5,354)
Total assets	$1,641,186	$1,561,949